SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property, Plant and Equipment Stated at Cost Less Accumulated Depreciation) (Details)	12 Months Ended
Dec. 31, 2018
Plant and machinery [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	3 years
Plant and machinery [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	3 years
Office equipment [Member] | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years
Power stations | Minimum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	2 years
Power stations | Maximum [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Estimated useful lives	5 years